Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans
12.	Employee Benefit Plans

The Company offers a retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Under the plan, the Company matches 25% up to a maximum of 6% of eligible compensation, not to exceed $2,000. Contribution expense was not material for the years presented.